COVER LETTER

March 9, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund II

(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MML Series Investment Fund II pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MML Inflation-Protected and Income Fund dated May 1, 2019, as filed under Rule 497(e) on February 19, 2020. The purpose of this filing is to submit the 497(e) filing dated February 19, 2020 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/Jill Nareau Robert

Jill Nareau Robert

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President and Assistant Secretary, MML Series Investment Fund II